Stock-based compensation - Reconciliation of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	11,823,310	6,796,039
Granted (in shares) | shares	2,817,149	7,920,684
Exercised (in shares) | shares	(942,641)	(1,061,359)
Forfeited (in shares) | shares	(3,637,522)	(1,832,054)
Outstanding - End of fiscal year (in shares) | shares	10,060,296	11,823,310
Exercisable - End of fiscal year (in shares) | shares	3,771,711	2,600,818
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share) | $ / shares		$ 36.36
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 38.37	24.56
Weighted average exercise price, options granted (in USD per share) | $ / shares	19.93	49.47
Weighted average exercise price, options exercised (in USD per share) | $ / shares	5.00	16.48
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	47.76	47.84
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	30.58	38.37
Weighted average exercisable price, options expired (in USD per share) | $ / shares	$ 31.24	$ 23.05
Share options conditional to share price
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares) | shares	2,500,000